Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2020
Financial Instruments [Abstract]
Schedule of warrants was measured using the Black-Scholes model

Expected term of warrant (1) – 3.6 to 4.18 years.

Expected volatility (2) – 103.1% to 110%.

Risk-free rate (3) – 0.25% to 0.3%.

Expected dividend yield – 0%.

(1)	Based on contractual terms.
(2)	Based on the historical volatility of the Company's ordinary shares and ADSs.
(3)	Based on traded zero-coupon U.S. treasury bonds with maturity equal to expected terms.